Lease (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Summary of Lease, Cost
The components of lease cost for operating leases for the fiscal years ended March 31, 2021, 2020 and 2019 was as follows:

	Year Ended March 31,
	2021	2020	2019
	(in thousands)

Operating lease cost, net 1	$13,614	$10,999	$10,484
Variable lease cost	5,809	4,705	2,506

Total lease cost	$19,423	$15,704	$12,990

1)	For the year ended March 31, 2020, included in operating lease cost is a $4.9 million reduction to lease cost related to a lease termination.

Summary of Assets And Liabilities Lessee
The following is supplemental balance sheet information as of March 31, 2021 and 2020:

	March 31, 2021	March 31, 2020
	(in thousands)

Reported as:
Assets:
Operating lease right-of-use assets	$63,122	$60,608

Liabilities:
Operating lease liabilities	6,140	7,613
Operating lease liabilities, noncurrent	87,582	82,709

Total operating lease liabilities 1	$93,722	$90,322

1)	The termination of the operating lease for the Company’s former headquarters facility located in Mountain View, CA occurred during the year ended March 31, 2020.

Summary of Weighted Average Remaining Lease Term And Discount Rate
Weighted average remaining lease term and discount rate for the Company’s operating leases was as follows:

	Year Ended March 31,
	2021	2020	2019
Weighted-average remaining lease term (in years)	9.2	10.5	10.2
Weighted-average discount rate	7%	8%	7%

Summary of Supplemental Cash Flow Information Related To Operating Leases
Supplemental cash flow information related to operating leases for the fiscal years ended March 31, 2021, 2020 and 2019 was as follows:

	Year Ended March 31,
	2021	2020	2019
	(in thousands)

Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows used in operating leases	$(14,067)	$(12,520)	$(8,547)
Landlord contributions included in the measurement of operating lease ROU assets:
Operating cash flows provided by operating leases	$3,733	$9,940	$—
Supplemental disclosure of non-cash operating lease activities:
Operating lease ROU assets obtained in exchange for new operating lease liabilities	$12,803	$4,769	$82,348

Schedule Of Future Minimum Lease Payments For Operating Leases
As of March 31, 2021, the future minimum lease payments included in the measurement of the Company’s operating lease liabilities are as follows:

March 31, 2021
(in thousands)

Year Ending March 31,
2022	$12,567
2023	15,091
2024	15,106
2025	14,350
2026	10,996
Thereafter	64,421

Total future operating lease payments	132,531
Less: imputed interest	38,809

Total operating lease liabilities	$93,722